Goodwill and Intangible Assets - Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots (Details) - CAD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Cost at beginning balance		$ 611,173,000
Accumulated impairment at beginning balance		(258,877,000)
Amortization	$ 8,500	17,100
Accumulated impairment at ending balance	(275,114,000)	(275,114,000)
Cost at ending balance	609,829,000	609,829,000
Net carrying values	334,715,000	334,715,000	$ 352,296,000
Orbital slots (indefinite life) [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Cost at beginning balance		611,173,000
Accumulated impairment at beginning balance		(258,877,000)
Accumulated impairment at ending balance
Cost at ending balance
Net carrying values			352,296,000
Orbital slots (finite life) [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Cost at beginning balance
Accumulated impairment at beginning balance
Accumulated impairment at ending balance	(275,114,000)	(275,114,000)
Cost at ending balance	609,829,000	609,829,000
Net carrying values	$ 334,715,000	334,715,000
Cost [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Transfer to finite life
Impact of foreign exchange		(1,344,000)
Cost [Member] | Orbital slots (indefinite life) [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Transfer to finite life		(611,173,000)
Impact of foreign exchange
Cost [Member] | Orbital slots (finite life) [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Transfer to finite life		611,173,000
Impact of foreign exchange		(1,344,000)
Accumulated impairment [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Transfer to finite life
Amortization		(17,149,000)
Impact of foreign exchange		912,000
Accumulated impairment [Member] | Orbital slots (indefinite life) [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Transfer to finite life		258,877,000
Amortization
Impact of foreign exchange
Accumulated impairment [Member] | Orbital slots (finite life) [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Transfer to finite life		(258,877,000)
Amortization		(17,149,000)
Impact of foreign exchange		$ 912,000